UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22180

Meyers Capital Investments Trust

(Exact Name of Registrant as Specified in Charter)

2695 Sandover Road

Columbus, OH 43220

(Address of Principal Executive Offices)(Zip Code)

Frank B. Meyers

2695 Sandover Road

Columbus, OH 43220

(Name and Address of Agent for Service)

With copy to:

JoAnn M. Strasser

Thompson Hine LLP

312 Walnut Street, 14th floor

Cincinnati, Ohio 45202

Registrant’s Telephone Number, including Area Code:  (614) 442-0384

Date of fiscal year end: May 31

Date of reporting period: August 31, 2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

	Meyers Aggressive Growth Fund
	Schedule of Investments
	August 31, 2012 (Unaudited)

Shares		Value

COMMON STOCKS - 95.01%

Air Transportation, Nonscheduled) - 1.22%
300	Air Methods Corp. *	$ 34,962

Air Transportation, Scheduled - 3.07%
4,500	Spirit Airlines, Inc. *	87,975

Computer Peripheral Equipment, NEC - 0.45%
200	Stratasys, Inc. *	12,932

Computer Storage Devices - 0.49%
500	Fusion-IO, Inc. *	14,010

Electromedical & Electrotherapeutic Apparatus - 2.27%
2,500	Cynosure, Inc. *	65,000

Electronic Components & Accessories - 4.23%
3,000	Universal Display Corp. *	121,110

Fabricated Plate Work (Boiler Shops) - 1.22%
500	Chart Industries, Inc. *	34,900

Fire, Marine & Casualty Insurance - 0.93%
1,325	Homeowners Choice, Inc.	26,553

Gold & Silver Ores - 4.65%
15,000	Endeavour Silver Corp. *	133,350

Mining, Quarrying of Nonmetallic Minerals (No Fuels) - 1.29%
3,100	U.S. Silica holdings, Inc. *	36,890

Miscellaneous Chemical Product - 8.50%
20,600	Flotek Industries, Inc. *	243,698

Mortgage Bankers & Loan Correspondents - 4.48%
3,000	Home Loan Servicing Solutions Ltd.	46,950
3,000	Nationstar Mortgage Holdings, Inc. *	81,360
		128,310
Oil & Gas Field Exploration Services - 3.74%
12,000	Kodiak Oil & Gas Corp. *	107,280

Oil & Gas Field Services, NEC - 2.81%
4,000	C&J Energy Services, Inc. *	80,520

Ordnance & Accessories, (No Vehicle/Guided Missiles) - 2.57%
1,700	Sturm Ruger & Co., Inc.	73,610

Orthopedic, Prosthetic & Surgical Appliances & Supplies - 1.44%
2,500	Mako Surgical Corp. *	41,200

Pharmaceutical Preparations - 21.03%
2,000	Impax Laboratories, Inc. *	47,340
3,500	Jazz Pharmaceuticals, Inc. *	159,285
4,000	Questor Pharmaceuticals, Inc. *	173,760
1,500	Regeneron Pharmaceuticals, Inc. *	222,075
		602,460
Pipe Lines (No Natural Gas) - 0.46%
300	Tesoro Logistics L.P.	13,071

Retail-Apparel & Accessory Stores - 1.65%
1,500	Ascena Retail Group, Inc. *	29,700
500	Francesca's Holding Corp. *	17,665
		47,365
Retail-Food Stores - 1.36%
1,000	GNC Corp. *	38,850

Retail-Retail Stores, NEC - 0.98%
300	Ulta Salon, Cosmetics & Fragrance, Inc. *	28,200

Semiconductors & Related Devices - 2.63%
1,000	Invensense, Inc. *	12,580
550	Mellanox Technologies Ltd. *	62,914
		75,494
Services-Business Services, NEC - 3.45%
3,500	Cardtronics, Inc. *	98,875

Services-Computer Integrated Systems Design - 3.77%
4,500	Ebix, Inc.	107,955

Services-Computer Programming - 0.84%
2,000	PDF Solutions, Inc. *	24,100

Services-Consumer Credit Report - 2.94%
1,000	Altisource Portfolio Solutions SA *	84,290

Services-Equipment Rental & Leasing, NEC - 1.69%
1,500	United Rentals, Inc. *	48,465

Services-Offices & Clinics of Doctors of Medicine - 1.02%
3,623	Metropolitan Health Networks, Inc. *	29,129

Services-Prepackaged Software - 0.45%
500	Elli AE, Inc. *	12,885

State Commercial Banks - 2.41%
1,500	Texas Capital Bancshares, Inc. *	69,030

Steel Works, Blast Furnaces & Rolling Mills (Coke Ovens) - 4.86%
6,675	Titan International, Inc.	139,374

Surgical & Medical Instruments - 0.23%
2,000	Nanosphere, Inc. *	6,580

Wholesale-Apparel, Piece Goods - 1.88%
1,000	Michael Kors Holdings Ltd. *	53,950

TOTAL FOR COMMON STOCKS (Cost $2,559,958) - 95.01%		$ 2,722,373

SHORT TERM INVESTMENTS - 6.30%
180,483	Huntington Money Market Fund IV 0.01% ** (Cost $180,483)	180,483

TOTAL INVESTMENTS (Cost $2,740,441) - 101.31%		$ 2,902,856

LIABILITIES IN EXCESS OF OTHER ASSETS - (1.31%)		(37,477)

NET ASSETS - 100.00%		$ 2,865,379

* Non-income producing securities during the period.
** Variable rate security; the coupon rate shown represents the yield at August 31, 2012.

NOTES TO FINANCIAL STATEMENTS
Meyers Aggressive Growth Fund
1. SECURITY TRANSACTIONS

At August 31, 2012, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $2,740,441 amounted to $162,416, which consisted of aggregate gross unrealized appreciation of $247,211 and aggregate gross unrealized depreciation of $84,795.

2. SECURITY VALUATION

Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities.  Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price.  Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price.  When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review by the Board of Trustees.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities.  A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices.  If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees.  Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

In accordance with the Trust’s good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above.  No single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case.  As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale.  Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund's investments by the above fair value hierarchy levels as of August 31, 2012:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$2,722,373	$0	$0	$2,722,373
Real Estate Investment Trusts	$0	$0	$0	$0
Preferred Stocks	$0			$0
Cash Equivalents	$180,483	$0	$0	$180,483
Total	$2,902,856	$0	$0	$2,902,856

ITEM 2. CONTROLS AND PROCEDURES.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Meyers Capital Investments Trust

By /s/Frank B. Meyers

     Frank B. Meyers

     President and Treasurer

Date October 29, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Frank B. Meyers

     Frank B. Meyers

     President and Treasurer

Date October 29, 2012